Annual Total Returns - Value Portfolio [BarChart] - 02.28 VIP Value Portfolio Investor PRO-09 - Value Portfolio - VIP Value Portfolio-Investor VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	20.83%
Annual Return 2013	32.42%
Annual Return 2014	11.28%
Annual Return 2015	(0.76%)
Annual Return 2016	11.88%
Annual Return 2017	15.52%
Annual Return 2018	(13.88%)
Annual Return 2019	32.01%
Annual Return 2020	6.20%
Annual Return 2021	29.98%